Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Other comprehensive income	¥ (783)	$ (111)	¥ (446)
Convenience translation rate | (per share)	¥ 7.0288	$ 1
Expected credit loss	¥ 12,599	$ 1,792	5,264	¥ 1,196
Impairment on fixed assets
Impairment on long-term investment			10,503
Advertising Expense	579	82
Underpayment taxes	100	15
Impairment for right-of-use lease assets
Termination of right of use assets
Commitments and contingencies	5,800
Commitments and contingencies (in Dollars)	5,800				$ 825
Comprehensive Income [Member]
Summary of Significant Accounting Policies [Line Items]
Other comprehensive income	¥ 4,231	$ 602	446
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years				3 years
VAT rate	6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years				5 years
VAT rate	13.00%	13.00%
Allowance Expected Credit Loss [Member]
Summary of Significant Accounting Policies [Line Items]
Expected credit loss	¥ 12,597	$ 1,792	¥ 5,264